Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6. Property and Equipment

Property and equipment, excluding those associated with discontinued operations, stated at cost, less accumulated depreciation and amortization, consisted of the following:

	March 31, 2023	December 31, 2022
Cryptocurrency miners	$2,152,970	$2,152,970
Mobile data center	219,372	219,372
Computer equipment	6,881	6,881
Total	2,379,223	2,379,223
Less accumulated depreciation	(811,792)	(747,216)
Net, Property and equipment	$1,567,431	$1,632,007

Depreciation expense, excluding that associated with discontinued operations, for the three months ended March 31, 2023 and 2022 amounted to $64,576 and $164,520, respectively.

All of our miners were manufactured by Bitmain, and incorporate application-specific integrated circuit (ASIC) chips specialized to solve blocks on the Bitcoin blockchains using the 256-bit secure hashing algorithm (SHA-256) in return for Bitcoin cryptocurrency rewards. As of March 31, 2023, we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity.

Note 6. Property and Equipment

Property and equipment, excluding those associated with discontinued operations, stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31,
	2022	2021
Cryptocurrency miners	$2,152,970	$1,784,062
Mobile data centers	219,372	518,663
Computer equipment	6,881	12,771
Total	2,379,223	2,315,496
Less accumulated depreciation	(747,216)	(89,136)
Net, Property and equipment	$1,632,007	$2,226,360

Depreciation expense, excluding that associated with discontinued operations, for the years ended December 31, 2022 and 2021 amounted to $658,080 and $112,512, respectively. On December 31, 2022 the Company recorded an impairment on fixed assets, specifically cryptocurrency miners and mobile data centers, of $5,231,752 due to their significant drop in value.

All of our miners were manufactured by Bitmain, and incorporate application-specific integrated circuit (“ASIC”) chips specialized to solve blocks on the Bitcoin blockchains using the 256-bit secure hashing algorithm (“SHA-256”) in return for Bitcoin cryptocurrency rewards. As of December 31, 2022, we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity, none of which were in service.